LOAN RECEIVABLES, NET - Aging of loans (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Past Due [Line Items]
Total past due	¥ 16,500	¥ 29,500	¥ 73,677
Current	242,096	596,747	1,320,395
Total loans	258,596	596,747	1,394,072
1 - 89 days past due
Financing Receivable, Past Due [Line Items]
Total past due			52,339
90 days or more past due
Financing Receivable, Past Due [Line Items]
Total past due	¥ 16,500	¥ 29,500	¥ 21,338